SIGNIFICANT ACCOUNTING POLICIES (Details - Estimated useful lives)	Mar. 31, 2026
Furniture and Fixtures [Member]
Property, Plant, and Equipment [Line Items]
Estimated useful lives	4 years
Property, Plant and Equipment [Member] | Minimum [Member]
Property, Plant, and Equipment [Line Items]
Estimated useful lives	4 years
Property, Plant and Equipment [Member] | Maximum [Member]
Property, Plant, and Equipment [Line Items]
Estimated useful lives	8 years
Leasehold Improvements [Member]
Property, Plant, and Equipment [Line Items]
Estimated useful lives	10 years
Motor Vehicles [Member]
Property, Plant, and Equipment [Line Items]
Estimated useful lives	3 years